Shareholder Report			6 Months Ended
		Feb. 01, 2025	Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			ALLSPRING FUNDS TRUST
Entity Central Index Key			0001081400
Entity Investment Company Type			N-1A
Document Period End Date			Jul. 31, 2025
C000020370
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Administrator Class
Trading Symbol			WGAXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[1]		0.33%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000020369
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Class A
Trading Symbol			WFGXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[2]		0.54%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000020371
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Institutional Class
Trading Symbol			GVIXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[3]		0.20%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000246242
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Roberts & Ryan Class
Trading Symbol			RNRXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[4]		0.20%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000159700
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Select Class
Trading Symbol			WFFXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[5]		0.14%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000020372
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Service Class
Trading Symbol			NWGXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 25
Expense Ratio, Percent	[6]		0.50%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000221203
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Sweep Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 25
Expense Ratio, Percent	[7]		0.50%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000240629
Shareholder Report [Line Items]
Fund Name			Government Money Market Fund
Class Name			Tribal Inclusion Class
Trading Symbol			AGTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[8]		0.16%
AssetsNet			$ 125,855,686,964
Holdings Count | Holding			338
Advisory Fees Paid, Amount			$ 75,444,959
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$125,855,686,964
# of portfolio holdings	338
Total advisory fees paid	$75,444,959
Weighted average maturity	46 days
Weighted average life	111 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	52.6
U.S. Treasury securities	25.0
Government agency debt	22.0
Other instruments	0.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	52.8
8-14 days	0.4
15-29 days	2.4
30-59 days	3.7
60-89 days	5.1
90-179 days	11.1
180-269 days	7.3
270+ days	17.2

Material Fund Change [Text Block]
C000086828
Shareholder Report [Line Items]
Fund Name			100% Treasury Money Market Fund
Class Name			Administrator Class
Trading Symbol			WTRXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 15
Expense Ratio, Percent	[9]		0.30%
Material Change Date		Feb. 01, 2025
AssetsNet			$ 17,717,618,684
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 11,073,387
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2025.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since February 1, 2025.
C000020398
Shareholder Report [Line Items]
Fund Name			100% Treasury Money Market Fund
Class Name			Class A
Trading Symbol			WFTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[10]		0.54%
AssetsNet			$ 17,717,618,684
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 11,073,387
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Material Fund Change [Text Block]
C000246243
Shareholder Report [Line Items]
Fund Name			100% Treasury Money Market Fund
Class Name			Roberts & Ryan Class
Trading Symbol			RRAXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[11]		0.20%
AssetsNet			$ 17,717,618,684
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 11,073,387
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Material Fund Change [Text Block]
C000150668
Shareholder Report [Line Items]
Fund Name			100% Treasury Money Market Fund
Class Name			Institutional Class
Trading Symbol			WOTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[12]		0.20%
AssetsNet			$ 17,717,618,684
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 11,073,387
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Material Fund Change [Text Block]
C000020399
Shareholder Report [Line Items]
Fund Name			100% Treasury Money Market Fund
Class Name			Service Class
Trading Symbol			NWTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 25
Expense Ratio, Percent	[13]		0.50%
AssetsNet			$ 17,717,618,684
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 11,073,387
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$17,717,618,684
# of portfolio holdings	71
Total advisory fees paid	$11,073,387
Weighted average maturity	54 days
Weighted average life	106 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	82.9
U.S. Treasury Floating Rate Notes	12.9
U.S. Treasury Notes	4.2

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	3.7
8-14 days	3.4
15-29 days	18.2
30-59 days	23.4
60-89 days	21.0
90-179 days	16.9
180-269 days	2.6
270+ days	10.8

Material Fund Change [Text Block]
C000020379
Shareholder Report [Line Items]
Fund Name			Money Market Fund
Class Name			Class A
Trading Symbol			STGXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			1-800-222-8222
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[14]		0.53%
AssetsNet			$ 39,407,520,886
Holdings Count | Holding			322
Advisory Fees Paid, Amount			$ 22,531,066
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

Material Fund Change [Text Block]
C000086827
Shareholder Report [Line Items]
Fund Name			Money Market Fund
Class Name			Class C
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number			1-800-222-8222
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$66	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 66
Expense Ratio, Percent	[15]		1.33%
AssetsNet			$ 39,407,520,886
Holdings Count | Holding			322
Advisory Fees Paid, Amount			$ 22,531,066
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

Material Fund Change [Text Block]
C000168181
Shareholder Report [Line Items]
Fund Name			Money Market Fund
Class Name			Premier Class
Trading Symbol			WMPXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			1-800-222-8222
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 9
Expense Ratio, Percent	[16]		0.17%
AssetsNet			$ 39,407,520,886
Holdings Count | Holding			322
Advisory Fees Paid, Amount			$ 22,531,066
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

Material Fund Change [Text Block]
C000086826
Shareholder Report [Line Items]
Fund Name			Money Market Fund
Class Name			Service Class
Trading Symbol			WMOXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			1-800-222-8222
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[17]		0.45%
AssetsNet			$ 39,407,520,886
Holdings Count | Holding			322
Advisory Fees Paid, Amount			$ 22,531,066
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$39,407,520,886
# of portfolio holdings	322
Total advisory fees paid	$22,531,066
Weighted average maturity	34 days
Weighted average life	70 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	40.6
Certificates of deposit	24.9
Repurchase agreements	23.1
Municipal obligations	9.8
Other instruments	1.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	2.5
15-29 days	2.1
30-59 days	7.8
60-89 days	6.9
90-179 days	13.4
180-269 days	11.8
270+ days	4.9

Material Fund Change [Text Block]
C000020404
Shareholder Report [Line Items]
Fund Name			National Tax-Free Money Market Fund
Class Name			Administator Class
Trading Symbol			WNTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 12
Expense Ratio, Percent	[18]		0.25%
Material Change Date		Feb. 01, 2025
AssetsNet			$ 1,909,410,704
Holdings Count | Holding			251
Advisory Fees Paid, Amount			$ 1,031,038
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2025.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Service Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes and planned changes to the Fund since February 1, 2025.
C000020405
Shareholder Report [Line Items]
Fund Name			National Tax-Free Money Market Fund
Class Name			Class A
Trading Symbol			NWMXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[19]		0.53%
AssetsNet			$ 1,909,410,704
Holdings Count | Holding			251
Advisory Fees Paid, Amount			$ 1,031,038
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

Material Fund Change [Text Block]
C000020406
Shareholder Report [Line Items]
Fund Name			National Tax-Free Money Market Fund
Class Name			Premier Class
Trading Symbol			WFNXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[20]		0.20%
AssetsNet			$ 1,909,410,704
Holdings Count | Holding			251
Advisory Fees Paid, Amount			$ 1,031,038
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

Material Fund Change [Text Block]
C000020407
Shareholder Report [Line Items]
Fund Name			National Tax-Free Money Market Fund
Class Name			Service Class
Trading Symbol			MMIXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 20
Expense Ratio, Percent	[21]		0.40%
AssetsNet			$ 1,909,410,704
Holdings Count | Holding			251
Advisory Fees Paid, Amount			$ 1,031,038
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,909,410,704
# of portfolio holdings	251
Total advisory fees paid	$1,031,038
Weighted average maturity	37 days
Weighted average life	37 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	45.5
Variable rate demand notes	28.9
Other municipal debt	24.7
Treasury repurchase agreement	0.9

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	73.8
15-29 days	1.7
30-59 days	5.9
60-89 days	5.1
90-179 days	6.2
180-269 days	2.8
270+ days	4.5

Material Fund Change [Text Block]
C000064992
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Administrator Class
Trading Symbol			WTPXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 17
Expense Ratio, Percent	[22]		0.34%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]
C000020412
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Class A
Trading Symbol			PIVXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 29
Expense Ratio, Percent	[23]		0.58%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]
C000020413
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Institutional Class
Trading Symbol			PISXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[24]		0.20%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]
C000210934
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Select Class
Trading Symbol			WTLXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 7
Expense Ratio, Percent	[25]		0.14%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]
C000020414
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Service Class
Trading Symbol			PRVXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[26]		0.45%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]
C000246244
Shareholder Report [Line Items]
Fund Name			Treasury Plus Money Market Fund
Class Name			Roberts & Ryan Class
Trading Symbol			RRTXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number			 1-800-222-8222.
Additional Information Website			allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[27]		0.20%
AssetsNet			$ 31,300,925,500
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 20,798,988
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,300,925,500
# of portfolio holdings	81
Total advisory fees paid	$20,798,988
Weighted average maturity	46 days
Weighted average life	109 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	56.5
U.S. Treasury securities	43.5

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	55.4
8-14 days	0.2
15-29 days	1.5
30-59 days	1.8
60-89 days	6.4
90-179 days	12.8
180-269 days	4.2
270+ days	17.7

Material Fund Change [Text Block]

[1]	Annualized
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